Stock-Based Compensation - Schedule of Stock Option Plans Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding at beginning of year, Shares	2,422	2,089	1,543
Granted, Shares	700	469	546
Exercised, Shares	(10)	(136)
Canceled, Shares	(20)
Outstanding at end of year, Shares	3,092	2,422	2,089
Options exercisable at end of year, Shares	1,531	1,263	1,012
Outstanding at beginning of year, Weighted - Average Exercise Price	$ 42.39	$ 40.47	$ 39.03
Granted, Weighted - Average Exercise Price	47.59	50.63	44.51
Exercised, Weighted - Average Exercise Price	42.34	41.30
Canceled, Weighted - Average Exercise Price	50.63
Outstanding at end of period, Weighted - Average Exercise Price	43.51	42.39	40.47
Options exercisable at end of year, Weighted - Average Exercise Price	$ 39.35	$ 40.40	$ 39.75